RELATED PARTY TRANSACTIONS (Details) - Schedule of assets and liabilities - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 12,659,734	$ 12,767,974
Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 7,859,770	7,216,899
Jamaica Avenue At 169th Street [Member]
Related Party Transaction [Line Items]
Expiration Date	May 31, 2035
Jamaica Avenue At 169th Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 9,749,817	10,600,247
Jamaica Avenue At 169th Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 4,580,611	4,905,360
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Expiration Date	Apr. 30, 2031
504-506 Fulton Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 1,891,731	2,167,727
504-506 Fulton Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 2,054,487	2,311,539
508 Fulton Street [Member]
Related Party Transaction [Line Items]
Expiration Date	Apr. 30, 2044
508 Fulton Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Right-Of-Use Assets	$ 1,018,186
508 Fulton Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Liabilities	$ 1,224,672